Taxes (Tables)	6 Months Ended
Dec. 31, 2024
Taxes [Abstract]
Schedule of (Loss) Income Before Provision for Income Taxes

Loss before provision for income taxes consisted of:

	For the Six Months Ended December 31,
	2024	2023
	(Unaudited)	(Unaudited)
Outside China	$(302,695)	$(60,000)
China	(890,638)	(1,384,156)
Loss before provision for income taxes	$(1,193,333)	$(1,444,156)

Schedule of Income Tax Benefits (Expenses)

Income tax (benefit) expense consisted of the following:

	For the Six Months Ended December 31,
	2024	2023
	(Unaudited)	(Unaudited)
Current
China	$47	$-
Deferred
China	(67,465)	18,892
Income tax (benefit) expense	$(67,418)	$18,892

Schedule of Statutory Tax Rate to Effective Tax Rate

The following table reconciles the statutory rate to the Company’s effective tax rate:

	For the Six Months Ended December 31,
	2024	2023
	(Unaudited)	(Unaudited)
Income tax at expected tax rates	25.0%	25.0%
Non-deductible expenses	(4.0)%	(0.3)%
Effect of PRC preferential tax rate (1)	2.3%	(4.0)%
Non-PRC entities not subject to PRC tax	(6.3)%	(1.0)%
Allowance for DTA (2)	(10.8)%	(20.2)%
Other	(0.6)%	(0.7)%
Effective tax rate	5.6%	(1.2)%

(1)

Li Bang Kitchen Appliance obtained recognition of HNTE on October 12,2022; and the preferential rate of 15% was extended to October 2025. Effective tax rate increased by 2.3% and decreased by 4.0% for the six months ended December 31, 2024 and 2023, respectively.

For the six months ended December 31, 2024, the net income generated by Li Bang Kitchen Appliance was offset by the losses of other subsidiaries of the Company, therefore the preferential tax rate of Li Bang Kitchen Appliance increased the overall effective tax rate of the Company.

For the six months ended December 31, 2023, both Li Bang Kitchen Appliance and other subsidiaries incurred losses, and the preferential tax rate reduced the overall effective tax rate of the Company.

(2)	The Company incurred net loss of $1.13 million and $1.46 million for the six months ended December 31, 2024 and 2023, respectively. Since the Company may not generate sufficient future taxable income to utilize its net operating loss carryforwards, management recognized a full allowance for its deferred income tax assets (DTA).

Schedule of Deferred Tax Assets and Deferred Tax Liabilities	Deferred tax assets:
	December 31,	June 30,
	2024	2024
	(Unaudited)
Allowance for expected credit losses	$575,376	$533,345

Schedule of Taxes Payable

Taxes payable consisted of the following:

	December 31,	June 30,
	2024	2024
	(Unaudited)
VAT	$797,822	$1,014,959
Income taxes	2,129,463	2,168,507
Dividend withholding	87,762	88,521
Other	12,570	1,240
Total	$3,027,617	$3,273,227